UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: March 31,2011

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type            13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager 0
Form 13F Information Table Entry 70
Form 13F Information Table Value $151,069,516


					Value		Shr/Prn				Invstmnt		Other		Voting Authority
Name of Issuer	Title of Class		Cusip		x $1000		Amt		SH/PRN		Discrtn		Managers		Sole	Shared	None

Accenture Ltd. CL-A	COM		G1151C101	641	723		13150		SH		Sole		0		0	0	0
Affiliated Mgrs Group	COM		008252108	1324	1551		14180		SH		Sole		0		0	0	0
Alliance Data Systems 	COM		018581108	3236	3227		37570		SH		Sole		0		0	0	0
Amazon.Com, Inc	COM		023135106	1771	3259		18090		SH		Sole		0		0	0	0
American Tower Corp Cl A	COM		029912201	6778	1827		35250		SH		Sole		0		0	0	0
Apple Computer	COM		037833100	1573	7379		21174		SH		Sole		0		0	0	0
Ashland Inc.	COM		044209104	500	1827		31625		SH		Sole		0		0	0	0
Babcock & Wilcox	COM		05615F102	1705	3227		96675		SH		Sole		0		0	0	0
Baidu	COM		056752108	1297	4059		29450		SH		Sole		0		0	0	0
Bankamerica Corp. New	COM		060505104	2671	1378		103412.32		SH		Sole		0		0	0	0
Bed Bath & Beyond	COM		075896100	2686	2662		55150		SH		Sole		0		0	0	0
BP Plc Adr	COM		055622104	2873	684		15497		SH		Sole		0		0	0	0
Caterpillar Inc.	COM		149123101	2691	3384		30392		SH		Sole		0		0	0	0
Celgene Corp.	COM		151020104	2566	1837		31900		SH		Sole		0		0	0	0
ChevronTexaco Corp	COM		166764100	3625	3205		29817.8		SH		Sole		0		0	0	0
Cinemark Holdings Inc	COM		17243V102	290	2838		146675		SH		Sole		0		0	0	0
CIT Group	COM		125581801	1103	269		6330		SH		Sole		0		0	0	0
Citigroup	COM		172967101	3976	408		92200		SH		Sole		0		0	0	0
Cliffs Natural Resources Inc.	COM		18683K101	1183	1806		18380		SH		Sole		0		0	0	0
Coach Inc.	COM		189754104	1383	3670		70530		SH		Sole		0		0	0	0
Collective Brands	COM		19421W100	266	1167		54080		SH		Sole		0		0	0	0
Community Health Systems	COM		203668108	1178	1404		35100		SH		Sole		0		0	0	0
Destination Maternity Corp.	COM		25065d100	967	827		35850		SH		Sole		0		0	0	0
Dollar Tree	COM		256746108	458	2892		52085		SH		Sole		0		0	0	0
EBAY Inc	COM		278642103	3438	1318		42475		SH		Sole		0		0	0	0
Expedia	COM		30212P105	2563	776		34225		SH		Sole		0		0	0	0
Exxon Mobil Corporation	COM		30231G102	3424	515		6121.79		SH		Sole		0		0	0	0
Ford Motor Co.	COM		345370860	1948	3145		210902		SH		Sole		0		0	0	0
Freeport-Mcmoran Cp & Gold Cl B	COM		35671D857	3897	2363		42534		SH		Sole		0		0	0	0
General Electric	COM		369604103	1373	3886		193802.83		SH		Sole		0		0	0	0
General Motors	COM		37045V100	385	1882		60650		SH		Sole		0		0	0	0
Google Inc.	COM		38259P508	1202	3951		6733		SH		Sole		0		0	0	0
Halliburton Co.	COM		406216101	5002	321		6450		SH		Sole		0		0	0	0
Hewlett Packard	COM		428236103	2671	652		15905		SH		Sole		0		0	0	0
Home Depot	COM		437076102	3291	311		8400		SH		Sole		0		0	0	0
IHS Inc.	COM		451734107	935	1205		13575		SH		Sole		0		0	0	0
Illumina Inc.	COM		452327109	1056	5529		78909		SH		Sole		0		0	0	0
Intel Corp	COM		458140100	1343	2420		119897.82		SH		Sole		0		0	0	0
IPC The Hospitalist Company	COM		44984A105	1369	4192		92324		SH		Sole		0		0	0	0
Jabil Circuits	COM		466313103	386	1659		81200		SH		Sole		0		0	0	0
Johnson Controls Inc.	COM		478366107	2894	1104		26550		SH		Sole		0		0	0	0
JP Morgan Chase & Co.	COM		46625H100	536	1714		37175		SH		Sole		0		0	0	0
Kinetic Concepts, Inc.	COM		49460W208	3370	1592		29250		SH		Sole		0		0	0	0
KKR Financial Corp. REIT	COM		48248A306	2243	473		48300		SH		Sole		0		0	0	0
Kohls Corp Wisc Pv	COM		500255104	304	2816		53100		SH		Sole		0		0	0	0
Life Technologies Corp.	COM		53217v109	2247	546		10415		SH		Sole		0		0	0	0
Mc Dermott Intl Inc	COM		580037109	984	4225		166395		SH		Sole		0		0	0	0
Microsoft	COM		594918104	1570	1968		77520.3		SH		Sole		0		0	0	0
MKS Instruments	COM		55306N104	5282	698		20950		SH		Sole		0		0	0	0
National Oilwell Varco Inc.	COM		637071101	1167	2653		33465		SH		Sole		0		0	0	0
Netflix Inc.	COM		64110l106	511	1997		8398		SH		Sole		0		0	0	0
Nuance Communications Inc	COM		669967101	340	1878		96075		SH		Sole		0		0	0	0
NXP Semiconductors N.V.	COM		n6596x109	4445	755		25200		SH		Sole		0		0	0	0
Oracle Corp.	COM		68389X105	4239	5651		169030.37		SH		Sole		0		0	0	0
Perrigo Co.	COM		714290103	407	1433		18020		SH		Sole		0		0	0	0
Pfizer Inc.	COM		717081103	421	405		19959		SH		Sole		0		0	0	0
Polypore International 	COM		73179V103	1140	6313		109645		SH		Sole		0		0	0	0
Potash Corp.	COM		73755L107	538	2837		48150		SH		Sole		0		0	0	0
Royal Dutch Shell PLC-ADR A	COM		780259206	258	433		5942		SH		Sole		0		0	0	0
Schlumberger Ltd	COM		806857108	1085	470		5039		SH		Sole		0		0	0	0
Scotts Miracle-Gro Co.	COM		810186106	4204	1501		25950		SH		Sole		0		0	0	0
Skyworks Solutions Inc.	COM		83088m102	1104	628		19390		SH		Sole		0		0	0	0
Starbucks Corp	COM		855244109	2943	562		15206.32		SH		Sole		0		0	0	0
TD Ameritrade Hldg Corp.	COM		87236Y108	1607	1149		55050		SH		Sole		0		0	0	0
Teva Pharmaceutical Inds ADR	COM		881624209	4149	4026		80245		SH		Sole		0		0	0	0
Thermo Fisher Scientific	COM		883556102	1679	2965		53376		SH		Sole		0		0	0	0
Treehouse Foods	COM		89469A104	406	1595		28050		SH		Sole		0		0	0	0
United Technologies	COM		913017109	3770	4613		54500		SH		Sole		0		0	0	0
US Oil Fund	COM		91232N108	250	443		10400		SH		Sole		0		0	0	0
Visa Inc.	COM		92826c839		3992		54230		SH		Sole		0		0	0	0
